FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

October 18, 2013

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Franklin Alternative Strategies Fund (“Registrant”)

File Nos. 333-189667 and 811-22641

Post-Effective Amendment No. 1 to Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 10 to Registration Statement under the Investment Company Act of 1940

Dear Sir/Madam:

On behalf of the Registrant, submitted herewith via the EDGAR system, is Post-Effective Amendment No. 1 filed under the Securities Act of 1933 (“1933 Act”), and Amendment No. 10 filed under the Investment Company Act of 1940 (“1940 Act”) to the Registrant’s Registration Statement on Form N-1A (“Amendment”).

The Registrant currently has one series of shares that is publicly offered under the 1933 Act (Franklin K2 Alternative Strategies Fund) and two series of shares that are not (Franklin Pelagos Commodities Strategy Fund (“Commodities Fund”) and Franklin Pelagos Managed Futures Strategy Fund).  This Amendment is being filed to register shares of the Commodities Fund under the 1933 Act so that such shares may be offered to the public.  The Commodities Fund will offer five classes of shares to investors: Class A, Class C, Class R, Class R6 and Advisor Class.  Once the Commodities Fund’s shares are registered under the 1933 Act, all outstanding shares of the Commodities Fund will be redesignated as Advisor Class shares.

Pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that certain investment related and non-investment related portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure recently reviewed by the Staff of the U.S. Securities and Exchange Commission (the “Staff”).  As to the investment related portions, the Staff recently reviewed the Registrant’s initial registration statement on Form N-1A under the 1940 Act, filed on December 6, 2011, which contained the prospectus and statement of additional information (“SAI”) of the Commodities Fund (Accession No. 0001535538-11-000007) (“Initial 1940 Act Registration Statement”).  The investment related sections of the Commodities Fund’s prospectus and SAI included in this Amendment are substantially similar to those sections in the Initial 1940 Act Registration Statement.

As to the non-investment-related portions of the Commodities Fund’s prospectus and SAI, the Staff recently reviewed Post-Effective Amendment Nos. 35/37 for the Franklin Templeton Fund Allocator Series (“FTFAS”) filed under the 1933 Act and the 1940 Act on April 16, 2013 to register shares of four new series of FTFAS, each of which offers five share classes, Class A, Class C, Class R, Class R6 and Advisor Class (Accession No. 0001379491-13-000221) (“FTFAS Amendment”).  The non-investment related sections of the Commodities Fund’s prospectus and SAI included in this Amendment are substantially similar to those sections in the prospectus and SAI included in the FTFAS Amendment, as well as almost all other Franklin Templeton Investments funds, except with respect to: (i) the “Management” section of the Commodities Fund’s prospectus, which reflects a different investment manager for the Commodities Fund than what is reflected in the FTFAS Amendment; (ii) the “Officers and Trustees” section of the Commodities Fund’s SAI, which reflects a different Board of Trustees and set of officers for the Commodities Fund than what is reflected in the FTFAS Amendment; and (iii) the “Management and Other Services” section of the  Commodities Fund’s SAI, which reflects a different investment manager for the Commodities Fund than what is reflected in the FTFAS Amendment.

In addition, the Staff briefly reviewed Pre-Effective Amendment No. 1 to the Registrant’s initial registration statement on Form N-1A under the 1933 Act, filed on August 2, 2013 (Accession No. 0001137439-13-000269) (the “Pre-Effective Amendment”), which was substantially similar to the Amendment because, like the Amendment, the Pre-Effective Amendment was intended to register the shares of the Commodities Fund under the 1933 Act.  On September 27, 2013, however, at the Staff’s request, the Pre-Effective Amendment was withdrawn in order to allow the Staff to more expeditiously consider granting effectiveness for another series of the Registrant—Franklin K2 Alternative Strategies Fund.

As noted on the facing page, this Amendment amends only the prospectus and SAI of the Commodities Fund, and does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.  We undertake to file a subsequent post-effective amendment pursuant to Rule 485(b) or a definitive prospectus and SAI pursuant to Rule 497(c) under the 1933 Act for the purposes of:  (i) responding to any comments conveyed by the Staff on the Amendment; and (ii) updating certain other non-material information.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective on January 1, 2014.

Please do not hesitate to contact me at (650) 312-2018, or Kristin H. Ives at (215) 564-8037 in my absence, if you have any questions or comments relating to this filing.

Sincerely,

/s/ Steven J. Gray

Steven J. Gray

Secretary of Registrant

cc:  Kristin H. Ives, Esquire